Post-Employment Benefits (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Post-Employment Benefits [Abstract]
Defined contribution retirement benefit plan expense	$ 194,659	$ 58,442